Going Concern (Details) - FaZe Clan Inc. [Member] - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Going Concern (Details) [Line Items]
Cash	$ 16.9
Accumulated deficit	98.8	$ 75.5
Net cash in operating activities	$ 21.2	16.9
Company cash		$ 4.4